Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current
Cash and cash equivalents (note 8)	$ 789,708	$ 678,392
Restricted cash	17,530	61,818
Accounts receivable, including non-trade of $15,968 (2015 – $12,305) and related party balance of $31,873 (2015 – $65,936)	363,783	395,013
Assets held for sale (note 7)	75,562	55,450
Net investment in direct financing leases (note 6)	25,095	26,542
Prepaid expenses and other	116,270	102,429
Total current assets	1,387,948	1,319,644
Restricted cash – non-current	125,509	114,619
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $3,107,437 (2015 – $2,894,097)	7,953,534	8,460,500
Vessels under capital leases, at cost, less accumulated amortization of $61,087 (2015 – $56,316)	289,797	88,215
Advances on newbuilding contracts and conversion costs (notes 10a)	889,617	817,878
Total vessels and equipment	9,132,948	9,366,593
Net investment in direct financing leases - non-current (note 6)	647,653	657,587
Loans to equity-accounted investees and joint venture partners, bearing interest between nil and LIBOR plus margins up to 3%	191,271	184,390
Equity-accounted investments (notes 4a and 10b)	984,601	905,159
Other non-current assets	220,740	232,776
Intangible assets – net	95,698	111,909
Goodwill	176,631	168,571
Total assets	12,962,999	13,061,248
Current
Accounts payable	63,952	64,212
Accrued liabilities	410,084	412,278
Current portion of derivative liabilities (note 15)	154,166	267,539
Current portion of long-term debt (note 8)	1,059,354	1,106,104
Current obligation under capital leases	62,973	4,546
Current portion of in-process revenue contracts	32,876	32,109
Total current liabilities	1,783,405	1,886,788
Long-term debt (note 8)	5,941,283	6,277,982
Long-term obligation under capital leases	166,270	54,581
Derivative liabilities (note 15)	612,437	414,084
In-process revenue contracts	103,491	118,690
Other long-term liabilities (note 10c)	359,345	352,378
Total liabilities	8,966,231	9,104,503
Commitments and contingencies (notes 4a, 6, 8, 10 and 15)
Redeemable non-controlling interest (note 10d)	248,317	255,671
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 84,832,824 shares outstanding (2015 – 72,711,371); 84,832,824 shares issued (2015 – 72,711,371)) (note 9)	875,275	775,018
Retained earnings	31,892	158,898
Non-controlling interest	2,866,027	2,782,049
Accumulated other comprehensive loss (note 14)	(24,743)	(14,891)
Total equity	3,748,451	3,701,074
Total liabilities and equity	$ 12,962,999	$ 13,061,248